Condensed Statements of Cash Flows - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (37,269)
Archimedes Tech SPAC Partners II Co [Member]
Cash Flows from Operating Activities:
Net income (loss)	1,704,803	$ 1,159,223	$ (78,700) [1]	$ 7,986,738
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on demand deposit held in Trust Account	(2,141,962)	(1,305,884)		(8,710,969)
Changes in operating assets and liabilities:
Prepaid expenses	(29,518)	(157,500)		(111,403)
Accrued expenses	243,810	71,149	23,000	38,277
Prepaid insurance	9,896	(75,521)		(9,896)
Net cash used in operating activities	(208,688)	(254,007)		(739,050)
Cash Flows from Investing Activities:
Investment of cash into the Trust Account		(231,150,000)		(231,150,000)
Net cash used in investing activities		(231,150,000)		(231,150,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		225,400,000		225,400,000
Proceeds from sale of Private Placement Units		8,400,000		8,400,000
Repayment of due to related party	(1,239)			(15,364)
Proceeds from promissory note - related party		40,927		40,927
Repayment of promissory note-related party	0	(290,000)		(290,000)
Payment of offering costs	(75,000)	(283,747)		(283,747)
Net cash provided by financing activities	(76,239)	233,267,180		233,251,816
Net Change in Cash	(284,927)	1,863,173		1,362,766
Cash - Beginning of period	1,362,766	0		0
Cash - End of period	1,077,839	1,863,173	0	1,362,766
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs		75,000	268,358	75,000
Offering costs paid through promissory note - related party		5,440	140,213	5,440
Deferred underwriting fee payable		8,050,000		8,050,000
Related Party [Member] | Archimedes Tech SPAC Partners II Co [Member]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related parties	$ 4,283	2,926		16,603
General and administrative expenses paid through promissory note - related party		$ 51,600	$ 51,820	$ 51,600

[1]	As of December 31, 2024, included an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.